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                                                                    THE HARTFORD

May 12, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: Hartford Life Insurance Company
    Separate Account VL II
    Hartford Leaders VUL Joint Legacy II
    File No. 333-155096

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent pre-effective amendment has been filed electronically with the Securities and Exchange Commission on May 5, 2009.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist